Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

August 3, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectuses for the Beck, Mack & Oliver Global Equity Fund, Merk Asian Currency Fund, Merk Hard Currency Fund  and Payson Total Return Fund and the Statements of Additional Information for the Beck, Mack & Oliver Global Equity Fund, Merk Asian Currency Fund, Merk Hard Currency Fund  and Payson Total Return Fund dated July 29, 2009 do not differ from those contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on July 29, 2009; accession number 0000315774-09-000063.

Questions related to this filing should be directed to my attention at (207) 347-2025.

/s/ Lina Bhatnagar

Lina Bhatnagar
Secretary to the Registrant

cc:    Robert J. Zutz, Esq.
     Francine J. Rosenberger, Esq.